---------------------------
                                                      OMB APPROVAL
                                                     ---------------------------
                                                      OMB Number: 3235-0570

                                                      Expires: Nov. 30, 2005

                                                      Estimated average burden
                                                      hours per response: 5.0
                                                     ---------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number        811-098150
                                    --------------------------------------------

                               THE ARBITRAGE FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


        650 Fifth Avenue, 5th Floor         New York, New York  10019
--------------------------------------------------------------------------------
               (Address of principal executive offices)      (Zip code)


                                 John S. Orrico

Water Island Capital, LLC      650 Fifth Avenue, 6th Floor     New York, New York  10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (212) 259-2655


Date of fiscal year end:         May 31, 2004
                           -------------------------

Date of reporting period:        November 30, 2003
                           -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                               [GRAPHIC OMITTED]

                               THE ARBITRAGE FUND

                        A SERIES OF THE ARBITRAGE FUNDS

                                650 Fifth Avenue
                            New York, New York 10019









                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2003
                                   (UNAUDITED)













      INVESTMENT ADVISER                                 ADMINISTRATOR
      ------------------                                 -------------
  WATER ISLAND CAPITAL, LLC                       ULTIMUS FUND SOLUTIONS, LLC
     650 Fifth Avenue                                    P.O. Box 46707
        6th Floor                                 Cincinnati, Ohio  45246-0707
  New York, New York 10019                               1.800.295.4485

                               [GRAPHIC OMITTED]

                               THE ARBITRAGE FUND

                           WATER ISLAND CAPITAL, LLC
                         650 FIFTH AVENUE, FIFTH AVENUE
                            NEW YORK, NEW YORK 10019
                                    _______


January 20, 2004

Dear Shareholder,

During the first six months of the fiscal year, the Arbitrage Fund (ARBFX) has continued to perform well, returning 7.5%. An improving economy, coupled with a strong stock market, has contributed to improved returns relative to 2002. Looking back over the past 12 months, I am proud of what our investment team has accomplished on behalf of our shareholders. In particular, I would like to highlight the following milestones for the Fund:

               o    Completed 3 full years of operation

               o Generated positive returns in every calendar year since inception

               o    Earned a 5 STAR rating from Morningstar *

               o    Surpassed $250 million in assets

As the Fund has grown, so have the resources dedicated to managing these assets. The advisory team at Water Island continues to add the investment professionals and the investment tools necessary to effectively manage the Fund's assets. We continually seek to serve our shareholders in the most effective way possible. I would like to share with you some of the steps we have taken to ensure that the interests of shareholders are second to none:

     o IMPOSING REDEMPTION FEES: On October 1st, 2003, a redemption fee of 2% was imposed on the sale of all shares held for less than 90 days. The Fund has always discouraged short-term trading of its shares, and with the imposition of a redemption fee, we hope to further discourage short-term investors.

     o INSTITUTIONAL CLASS OFFERING (ARBNX): Also on October 1st, 2003, the Fund made available to shareholders a new class (the I-shares, ARBNX). These I-shares represent the identical economic interest as the regular class shares (R-shares, ARBFX), but with a lower expense ratio. The I-share class does not incur the annual distribution fees associated with the R-shares. The I-shares do, however, require a higher initial investment than the R-shares.

          All shareholders who meet the holding requirements are encouraged to exchange their share holdings from the R-class to the I-class, in order to enjoy the benefit of a lower expense structure. We advise shareholders to speak to their financial advisors and/or visit the Fund's website, www.thearbfund.com, for more information regarding such a transfer.

     o CLOSING THE FUND TO NEW INVESTORS: On January 6th of this year, the Arbitrage Fund announced that it would be closing the Fund to new investors. The R-shares (ARBFX) will be closed to new investors at the end of January, while the I-shares (ARBNX) will close to new investors at the end of February.

The Fund's closing is designed to allow the advisory team to better manage the growth of assets with the goal of delivering optimal returns to shareholders. We have witnessed many funds, regardless of their investment philosophy, develop "asset bloat", whereby investment returns are sacrificed as managers struggle to put investment dollars to work effectively.

The investment team at Water Island remains committed to aligning our interests with those of our shareholders. The entire team, through both our retirement plans and through direct investments, will continue to maintain a significant ownership stake in the Arbitrage Fund, alongside our investors.

Sincerely,

/s/ John S. Orrico, CFA

John S. Orrico, CFA
President
The Arbitrage Fund

* Morningstar rated the Arbitrage Fund among 88 Conservative Allocation Funds for the overall and 3 year periods ending December 31, 2003, respectively. For funds with at least a 3 year history, a Morningstar RatingTM is based on a risk adjusted return measure (including the effects of sales and charges, loads, and redemption fees) with emphasis on downward variations and consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 22.5% 3 stars, the next 22.5% 2 stars and the bottom 10% one star. Each share class is counted as a fraction of one fund within this scale and rated separately. The overall Morningstar RatingTM is derived from a weighted average of the performance figures associated with a fund's 3,5, and 10 year (if applicable) Morningstar RatingTM matrix. Past performance is not a guarantee of future results, fee waivers and reimbursement of fund expenses by the Adviser, which capped the Fund's expense ratio at 1.95% and positively impacted the Fund's total return.

                               THE ARBITRAGE FUND
                      Statement of Assets and Liabilities
                         November 30, 2003 (Unaudited)
================================================================================

ASSETS
   Investments in securities:
     At acquisition cost                                           $238,468,634
                                                                   ============
     At value (Note 1)                                             $250,563,152
   Deposits with brokers for securities sold short (Note 1)          51,049,257
   Dividends and interest receivable                                    149,189
   Receivable for investment securities sold                          5,418,131
   Receivable for capital shares sold                                 1,624,658
   Other assets                                                          49,894
                                                                   ------------
        Total Assets                                                308,854,281
                                                                   ------------

LIABILITIES
   Written options, at value (Notes 1 and 4) (premiums
    received $2,210,570)                                              2,215,798
   Securities sold short, at value (Note 1) (proceeds
    $48,136,265)                                                     51,737,358
   Payable for investment securities purchased                        8,598,372
   Payable for capital shares redeemed                                  722,466
   Dividends payable on securities sold short (Note 1)                   59,560
   Payable to Adviser (Note 3)                                          270,504
   Payable to Administrator (Note 3)                                     33,103
   Other accrued expenses                                                30,437
                                                                   ------------
        Total Liabilities                                            63,667,598
                                                                   ------------

NET ASSETS                                                         $245,186,683
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $224,154,719
Accumulated net investment loss                                      (1,457,394)
Accumulated net realized gains from security transactions
 and option contracts                                                14,001,122
Net unrealized appreciation (depreciation) on:
     Investments                                                     12,094,518
     Short positions                                                 (3,601,093)
     Written option contracts                                            (5,228)
     Translation of assets in foreign currencies                             39
                                                                   ------------
Net Assets                                                         $245,186,683
                                                                   ============

PRICING OF CLASS R SHARES
Net assets applicable to Class R shares                            $202,533,765
                                                                   ============
Shares of beneficial interest outstanding (unlimited number
 of shares authorized, no par value)                                 15,452,963
                                                                   ============
Net asset value and offering price per share (Note 1)(a)           $      13.11
                                                                   ============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares                            $ 42,652,918
                                                                   ============
Shares of beneficial interest outstanding (unlimited number
 of shares authorized, no par value)                                  3,253,061
                                                                   ============
Net asset value and offering price per share (Note 1)(a)           $      13.11
                                                                   ============



(a)  Redemption price varies based on length of time held (Note 1).

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                            Statement of Operations
             For the Six Months Ended November 30, 2003 (Unaudited)
================================================================================

INVESTMENT INCOME
   Dividends                                                       $    463,969
   Interest                                                              77,873
                                                                   ------------
        Total Income                                                    541,842
                                                                   ------------

EXPENSES
   Investment advisory fees (Note 3)                                  1,408,639
   Distribution expense (Note 3)                                        227,605
   Dividend expense                                                     175,452
   Administration fees (Note 3)                                         112,912
   Custodian and bank service fees                                       50,180
   Fund accounting fees (Note 3)                                         40,491
   Professional fees                                                     28,117
   Registration and filing fees, Common                                   9,968
   Registration and filing fees, Class R                                  5,008
   Registration and filing fees, Class I                                  2,829
   Postage and supplies                                                  13,952
   Insurance expense                                                     13,713
   Transfer agent and shareholder services fees,
    Class R (Note 3)                                                      9,308
   Transfer agent and shareholder services fees,
    Class I (Note 3)                                                      3,000
   Trustees' fees                                                         6,000
   Printing of shareholder reports                                        4,842
   Other expenses                                                         4,688
                                                                   ------------
        Total Expenses                                                2,116,704

   Fees waived by the Adviser (Note 3)                                 ( 97,323)
   Class R expenses waived/reimbursed by the Adviser (Note 3)          ( 14,316)
   Class I expenses waived/reimbursed by the Adviser (Note 3)           ( 5,829)
                                                                   ------------
        Net Expenses                                                  1,999,236
                                                                   ------------

NET INVESTMENT LOSS                                                 ( 1,457,394)
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND
   FOREIGN  CURRENCIES (Note 6)
Net realized gains from:
     Security transactions                                            9,083,547
     Option contracts                                                 3,212,919
Net change in unrealized appreciation/depreciation on:
     Investments                                                     (2,186,901)
     Short positions                                                  5,482,956
     Written option contracts                                           731,498
     Foreign currency translation                                            39
                                                                   ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   AND FOREIGN CURRENCIES                                            16,324,058
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 14,866,664
                                                                   ============


See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                      Statements of Changes in Net Assets
================================================================================
                                                 SIX MONTHS
                                                    ENDED              YEAR
                                                 NOVEMBER 30,          ENDED
                                                    2003               MAY 31,
                                                 (UNAUDITED)            2003
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss                         $ ( 1,457,394)       $ ( 445,613)
   Net realized gains from:
     Security transactions                         9,083,547            760,047
     Option contracts                              3,212,919          1,887,142
   Net change in unrealized appreciation/
    depreciation on:
     Investments                                  (2,186,901)        14,349,594
     Short positions                               5,482,956         (9,153,293)
     Written option contracts                        731,498           (761,696)
     Foreign currency translation                         39               --
                                                 -----------        -----------
Net increase in net assets resulting
 from operations                                  14,866,664          6,636,181
                                                 -----------        -----------


FROM DISTRIBUTIONS TO SHAREHOLDERS
   From capital gains                                    --           ( 520,638)
                                                 -----------        -----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
CLASS R
     Proceeds from shares sold                   131,530,127        135,245,212
     Shares issued in reinvestment of
      distributions                                      --             489,049
     Proceeds from redemption fees collected
      (Note 1)                                        1,608                 --
     Payments for shares redeemed              ( 73,093,046)       ( 23,284,533)
                                                 -----------        -----------
Net increase in net assets from Class R
 share transactions                              58,438,689         112,449,728
                                                 -----------        -----------

CLASS I
     Proceeds from shares sold                    42,515,301               --
     Proceeds from redemption fees collected
      (Note 1)                                           990               --
     Payments for shares redeemed                  ( 514,170)              --
                                                 -----------        -----------
Net increase in net assets from Class I
 share transactions                               42,002,121               --
                                                 -----------        -----------

TOTAL INCREASE IN NET ASSETS                     115,307,474        118,565,271

NET ASSETS
     Beginning of period                         129,879,209         11,313,938
                                                 -----------        -----------
     End of period                           $   245,186,683     $  129,879,209
                                                 ===========        ===========


See accompanying notes to financial statements.


                                      THE ARBITRAGE FUND - CLASS R
                                           Financial Highlights
==================================================================================================================
                               Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                        SIX MONTHS
                                                           ENDED          YEAR           YEAR          PERIOD
                                                        NOVEMBER 30,      ENDED          ENDED          ENDED
                                                            2003          MAY 31,        MAY 31,        MAY 31,
                                                        (UNAUDITED)        2003           2002          2001(a)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  $   12.20      $   11.19      $   11.66       $   10.00
                                                         ---------      ---------      ---------       ---------

Income (loss) from investment operations:
   Net investment income (loss)                            ( 0.08)        ( 0.04)        ( 0.04)           0.22
   Net realized and unrealized gains (losses)
     on investments and foreign currencies                   0.99           1.20         ( 0.08)           1.46
                                                         ---------      ---------      ---------       ---------
Total from investment operations                             0.91           1.16         ( 0.12)           1.68
                                                         ---------      ---------      ---------       ---------

Less distributions:
   From net investment income                                  --             --              --         ( 0.02)
   From capital gains                                          --         ( 0.15)        ( 0.35)             --
                                                         ---------      ---------      ---------       ---------
Total distributions                                            --         ( 0.15)        ( 0.35)         ( 0.02)
                                                         ---------      ---------      ---------       ---------

Proceeds from redemption fees collected                      0.00            --              --              --
                                                         ---------      ---------      ---------       ---------

Net asset value at end of period                        $   13.11      $   12.20      $   11.19       $   11.66
                                                         =========      =========      =========       =========

Total return                                               7.46%(b)        10.41%       ( 0.86%)         16.93%(b)
                                                         =========      =========      =========       =========



Net assets at end of period (000's)                     $ 202,534      $ 129,879      $  11,314       $   1,631
                                                         =========      =========      =========       =========


Ratio of expenses to average net assets:
   Before advisory fees waived, expenses reimbursed
     and dividends on securities sold short               2.25%(d)          3.00%         6.19%          51.30%(d)
   Before dividends on securities sold short              2.06%(d)          2.54%         5.94%
   After advisory fees waived, expenses reimbursed
     and dividends on securities sold short (c)           1.94%(d)          1.95%         1.94%           1.95%(d)

Ratio of net investment loss to average net assets:
   Before advisory fees waived and
     expenses reimbursed                                 ( 1.68%)(d)      ( 1.56%)      ( 5.19%)       (50.05%)(d)
   After advisory fees waived and
     expenses reimbursed                                 ( 1.56%)(d)      ( 0.97%)      ( 1.18%)        (0.70%)(d)

Portfolio turnover rate                                      264%(d)         511%        2,480%           2,952%

(a) Represents the period from the commencement of operations (September 17, 2000) through May 31, 2001.

(b)  Not annualized.

(c) Excludes dividend expense of 0.19%(c), 0.46% and 0.25% of average net assets for the periods ended November 30, 2003, May 31, 2003 and 2002, respectively.

(d) Annualized.

See accompanying notes to financial statements.

                          THE ARBITRAGE FUND - CLASS I
                              Financial Highlights
================================================================================
Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period
--------------------------------------------------------------------------------
                                                                      PERIOD
                                                                       ENDED
                                                                    NOVEMBER 30,
                                                                      2003(a)
                                                                    (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                             $      12.86
                                                                   ------------

Income (loss) from investment operations:
   Net investment loss                                                    (0.01)
   Net realized and unrealized gains on investments
    and foreign currencies                                                 0.26
                                                                   ------------
Total from investment operations                                           0.25
                                                                   ------------

Proceeds from redemption fees collected                                    0.00
                                                                   ------------

Net asset value at end of period                                   $      13.11
                                                                   ============


Total return                                                            1.94%(b)
                                                                   ============


Net assets at end of period (000's)                                $     42,653
                                                                   ============


Ratio of expenses to average net assets:
   Before advisory fees waived, expenses reimbursed
     and dividends on securities sold short                             2.03%(d)
   Before dividends on securities sold short                            1.84%(d)
   After advisory fees waived, expenses reimbursed
     and dividends on securities sold short (c)                         1.69%(d)

Ratio of net investment loss to average net assets:
   Before advisory fees waived and expenses reimbursed               ( 1.46%)(d)
   After advisory fees waived and expenses reimbursed                ( 1.31%)(d)

Portfolio turnover rate                                                  264%(d)

(a) Represents the period from the commencement of operations (October 17, 2003) through November 30, 2003.

(b)  Not annualized.

(c)  Excludes dividend expense of 0.19%(c) of average net assets.

(d)  Annualized.

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          November 30, 2003 (Unaudited)
================================================================================
   SHARES    COMMON STOCKS -- 95.66%                                   VALUE
--------------------------------------------------------------------------------
             ADVERTISING -- 0.07%
   20,000    Ventiv Health, Inc. (a) .............................   $  167,400
                                                                     ----------

             AEROSPACE AND DEFENSE -- 2.00%
  230,000    Titan Corp. (The) (a)(b) ............................    4,910,500
                                                                     ----------

             AGRICULTURE -- 0.99%
  200,000    Sylvan, Inc. (a)(b) .................................    2,417,000
                                                                     ----------


             AUTO PARTS AND EQUIPMENT -- 1.34%
1,011,700    AirBoss of America Corp. (a) ........................    1,558,018
   90,000    Dana Corp. ..........................................    1,455,300
  139,700    Titan International, Inc. ...........................      268,225
                                                                     ----------
                                                                      3,281,543
                                                                     ----------
             BANKS -- 7.29%
   90,000    Allegiant Bancorp, Inc. .............................    2,524,500
   77,232    Business Bancorp ....................................    2,315,415
   27,000    California Independent Bancorp ......................    1,024,650
   20,000    CoVest Bancshares, Inc. .............................      547,600
  198,900    FleetBoston Financial Corp. (b) .....................    8,075,340
   64,200    Franklin Bancorp, Inc. (b) ..........................    1,322,842
   58,000    United National Bancorp .............................    2,072,920
                                                                     ----------
                                                                     17,883,267
                                                                     ----------

             BIOTECHNOLOGY -- 1.35%
   70,000    Applied Molecular Evolution, Inc. (a) ...............    1,241,800
   20,000    MedImmune, Inc. (a) .................................      476,000
  321,022    Savient Pharmaceuticals, Inc. (a) ...................    1,585,850
                                                                     ----------
                                                                      3,303,650
                                                                     ----------
             COMMERCIAL SERVICES -- 0.23%
   49,100    Concord EFS, Inc. (a) ...............................      564,160
                                                                     ----------

             COMPUTERS -- 4.16%
  209,100    Miltope Group, Inc. (a) .............................    1,258,782
  720,381    Rainbow Technologies, Inc. (a) (b) ..................    8,932,725
                                                                     ----------
                                                                     10,191,507
                                                                     ----------

             DIVERSIFIED FINANCIALS -- 3.42%
  404,690    CI Fund Management, Inc. ............................    4,856,285
  800,000    Loring Ward International Ltd. (a) ..................      430,800
  200,000    SoundView Technology Group, Inc. (a) ................    3,088,000
                                                                     ----------
                                                                      8,375,085
                                                                     ----------
             ELECTRIC -- 0.80%
   80,000    Unisource Energy Corp. ..............................    1,962,400
                                                                     ----------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2003 (Unaudited)
================================================================================
    SHARES   COMMON STOCKS -- 95.66% (Continued)                        VALUE
--------------------------------------------------------------------------------
             ELECTRONICS -- 2.29%
  638,600    Manufacturers' Services Ltd. (a) ....................  $ 3,895,460
  200,000    Silent Witness Enterprises Ltd. (a) .................    1,724,000
                                                                     ----------
                                                                      5,619,460
                                                                     ----------
             ENTERTAINMENT -- 0.29%
  158,000    CINAR Corp. - Class B (a) ...........................     573,540
    4,587    Gaylord Entertainment Co. (a) .......................     138,039
                                                                     ----------
                                                                       711,579
                                                                     ----------

             FOOD -- 0.49%
   50,000    Horizon Organic Holding Corp. (a) ...................   1,197,000
                                                                     ----------

             HEALTHCARE SERVICES AND PRODUCTS-- 8.53%
   50,000    Amersham PLC ........................................      649,245
   22,500    Amersham PLC - ADR ..................................    1,457,550
    8,000    Inverness Medical Innovations, Inc. (a) .............      189,600
  182,840    Invivo Corp. (a) ....................................    3,869,078
  118,200    Mid Atlantic Medical Services, Inc. (a) .............    7,257,480
   80,000    WellPoint Health Networks, Inc. (a) .................    7,479,200
                                                                     ----------
                                                                     20,902,153
                                                                     ----------
             HOLDING COMPANIES -- 0.17%
    9,999    Leucadia National Corp. .............................      424,960
                                                                     ----------

             HOME FURNISHING-- 0.07%
   22,000    TiVo, Inc. (a) ......................................      183,480
                                                                     ----------

             HOUSEHOLD PRODUCTS -- 2.75%
  390,000    Moore Wallace, Inc. (a) (b) .........................    6,743,100
                                                                     ----------

             INSURANCE -- 4.99%
1,038,400    Gainsco, Inc. (a) ...................................      301,136
  130,800    John Hancock Financial Services, Inc. ...............    4,806,900
  115,100    Mony Group, Inc. (The) (b) ..........................    3,627,952
  225,000    Travelers Property Casualty Corp. - Class A .........    3,510,000
                                                                     ----------
                                                                     12,245,988
                                                                      --------
             INTERNET SERVICES -- 2.79%
  472,032    barnesandnoble.com inc. (a) .........................    1,345,291
  103,555    FTD, Inc. - Class A (a) .............................    2,549,524
  534,065    ITXC Corp. (a) ......................................    2,109,557
  146,500    Terra Networks SA - ADR (a) .........................      840,910
                                                                     ----------
                                                                      6,845,282
                                                                     ----------
             LEISURE -- 0.29%
  103,300    Huffy Corp. (a) .....................................      705,539
                                                                     ----------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2003 (Unaudited)
================================================================================
    SHARES   COMMON STOCKS -- 95.66% (Continued)                        VALUE
--------------------------------------------------------------------------------
             MANUFACTURING -- 3.27%
  189,800    Maax, Inc. (a) (b) ..................................  $ 3,376,542
   94,852    SPS Technologies, Inc. (a) ..........................    4,643,954
                                                                     ----------
                                                                      8,020,496
                                                                     ----------
             MEDIA -- 0.20%
   30,000    General Motors Corp. - Class H (a) ..................      498,000
                                                                     ----------

             OIL AND GAS -- 3.17%
   50,000    Navigo Energy, Inc. (a) .............................      128,000
  246,400    PetroCorp, Inc. (a) .................................    3,336,256
  242,516    TMBR/Sharp Drilling, Inc. (a) (b) ...................    4,309,509
                                                                     ----------
                                                                      7,773,765
                                                                     ----------
             PACKAGING AND CONTAINERS -- 0.75%
  518,000    Graphic Packaging Corp. (a) .........................    1,833,720
                                                                     ----------

             PHARMACEUTICALS -- 6.80%
   97,000    AdvancePCS (a) (b) ..................................    5,399,020
   90,400    Cima Labs, Inc. (a) .................................    2,981,392
  300,000    Sicor, Inc. (a) (b) .................................    8,292,000
                                                                     ----------
                                                                     16,672,412
                                                                     ----------
             REAL ESTATE -- 2.32%
   75,000    Boardwalk Equities, Inc. ............................    1,020,000
  115,600    Newhall Land & Farming Co. (b) ......................    4,656,368
                                                                     ----------
                                                                      5,676,368
                                                                     ----------
             RETAIL -- 3.33%
  405,000    OfficeMax, Inc. (a) .................................    3,981,150
1,162,899    Summit America Television, Inc. (a) (b) .............    4,186,437
                                                                     ----------
                                                                      8,167,587
                                                                     ----------
             SAVINGS AND LOANS -- 8.01%
   27,750    Abington Bancorp, Inc. ..............................    1,058,940
   69,000    Connecticut Bancshares, Inc. (b) ....................    3,562,470
  108,000    First Essex Bancorp, Inc. (b) .......................    6,158,160
   70,000    Firstfed America Bancorp, Inc. ......................    1,824,200
   16,900    Jacksonville Bancorp, Inc. ..........................      631,300
   27,500    Klamath First Bancorp, Inc. .........................      705,375
  130,000    Progress Financial Corp. (b) ........................    3,955,900
   50,000    Staten Island Bancorp, Inc. .........................    1,150,000
   17,000    St. Francis Capital Corp. (a) .......................      591,770
                                                                     ----------
                                                                     19,638,115
                                                                     ----------
             SEMICONDUCTORS -- 3.45%
    4,100    Conexant Systems, Inc. (a) ..........................       20,705
1,265,000    GlobespanVirata, Inc. (a) (b) .......................    7,767,100
  100,000    Mindspeed Technologies, Inc. (a) (b) ................      669,000
                                                                     ----------
                                                                      8,456,805
                                                                     ----------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2003 (Unaudited)
================================================================================
   SHARES    COMMON STOCKS -- 95.66% (Continued)                         VALUE
--------------------------------------------------------------------------------
             SOFTWARE -- 10.12%
  366,200    Concerto Software, Inc. (a) .........................  $ 4,365,105
  345,000    Documentum, Inc. (a) (b) ............................   10,350,000
  280,398    EXE Technologies, Inc. (a) ..........................    1,971,200
   25,061    ON Technology Corp. (a) .............................       98,590
  135,684    Plato Learning, Inc. (a) ............................    1,347,342
  305,000    Rogue Wave Software, Inc. (a) .......................    2,003,850
  136,009    Ross Systems, Inc. (a) ..............................    2,449,522
  289,200    Skillsoft PLC - ADR (a) .............................    2,235,516
                                                                     ----------
                                                                     24,821,125
                                                                     ----------
             TELECOMMUNICATIONS -- 5.84%
  844,967    New Focus, Inc. (a) .................................    4,131,889
  333,580    RMH Teleservices, Inc. (a) ..........................    1,721,273
  174,249    Time Warner Telecom, Inc. (a) .......................    1,838,327
   73,700    UGC Europe, Inc. (a) ................................    5,421,815
  702,500    Wireless Matrix Corp. (a) ...........................      765,725
   81,628    Zhone Technologies, Inc. (a) ........................      451,403
                                                                     ----------
                                                                     14,330,432
                                                                     ----------
             TRANSPORTATION -- 4.09%
  196,400    Roadway Corp. .......................................   10,016,400
                                                                     ----------

             TOTAL COMMON STOCKS (Cost $222,484,047).............. $234,540,278
                                                                   ------------

================================================================================
   SHARES    ESCROWED RIGHTS -- 0.14%                                   VALUE
--------------------------------------------------------------------------------

   35,300    Hoenig Group, Inc. - contingent payment rights ......    $     --
  204,757    Information Resources, Inc. - contingent value rights     348,087
                                                                     ----------
             TOTAL ESCROWED RIGHTS (Cost $317,650) ...............    $348,087
                                                                     ----------

================================================================================
  CONTRACTS  CALL OPTION CONTRACTS-- 0.17%                              VALUE
--------------------------------------------------------------------------------
             Bristol-Myers Squibb Co.,
      500    12/20/03 at $25 .....................................    $ 73,750
             Concord EFS, Inc.,
    2,500    01/17/04 at $11 .....................................     337,500
                                                                     ----------
             TOTAL CALL OPTION CONTRACTS (Cost $322,300)..........    $411,250
                                                                     ----------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2003 (Unaudited)
================================================================================
  CONTRACTS  PUT OPTION CONTRACTS-- 0.00%                               VALUE
--------------------------------------------------------------------------------
             Roadway Corp.,
      500     12/20/03 at $40 .....................................    $  2,500
             Sovereign Bancorp, Inc.,
      300     01/17/04 at $20 .....................................       8,250
             UnionBanCal Corp.,
      100     12/20/03 at $45 .....................................       1,250
                                                                     ----------
             TOTAL PUT OPTION CONTRACTS (Cost $93,100).............    $ 12,000
                                                                     ----------

================================================================================
   SHARES    MONEY MARKET SECURITIES -- 6.22%                           VALUE
--------------------------------------------------------------------------------
15,251,537   Dreyfus Treasury Prime Cash Management Fund
              (Cost $15,251,537)................................  $  15,251,537
                                                                     ----------

             TOTAL INVESTMENTS AT VALUE-- 102.19%
              (Cost $238,468,634)...............................   $250,563,152

             LIABILITIES IN EXCESS OF OTHER ASSETS-- (2.19%)....    ( 5,376,469)
                                                                     ----------

             NET ASSETS-- 100.00%...............................  $ 245,186,683
                                                                  =============


(a)  Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                       Schedule of Securities Sold Short
                          November 30, 2003 (Unaudited)
================================================================================
    SHARES   COMMON STOCKS -- 21.10%                                    VALUE
--------------------------------------------------------------------------------
             AEROPACE AND DEFENSE -- 0.18%
   10,000    Lockheed Martin Corp. ...............................   $  459,400
                                                                     ----------

             AUTO MANUFACTURERS-- 0.35%
   30,000    A.S.V., Inc. ........................................      849,600
                                                                     ----------

             BANKS -- 1.40%
   35,000    Bank of America Corp. ...............................    2,640,050
   13,099    Humboldt Bancorp ....................................      228,839
   10,000    UnionBanCal Corp. ...................................      569,600
                                                                     ----------
                                                                      3,438,489
                                                                     ----------
             COMMERCIAL SERVICES -- 2.41%
  210,700    R.R. Donnelley & Sons Co. ...........................    5,912,242
                                                                     ----------

             COMPUTERS -- 1.81%
  322,901    EMC Corp. ...........................................    4,436,660
                                                                     ----------

             DIVERSIFIED FINANCIALS -- 1.98%
  404,690    CI Fund Management, Inc. ............................    4,856,280
                                                                     ----------

             ELECTRONICS -- 0.03%
    5,000    Celestica, Inc. .....................................       76,400
                                                                     ----------

             FOREST PRODUCTS -- 0.75%
   62,500    Boise Cascade Corp. .................................    1,844,375
                                                                     ----------

             HEALTHCARE SERVICES AND PRODUCTS-- 0.92%
   38,000    UnitedHealth Group, Inc. ............................    2,048,200
   50,000    Zila, Inc. ..........................................      199,000
                                                                     ----------
                                                                      2,247,200
                                                                     ----------
             INSURANCE -- 1.49%
   80,000    Manulife Financial Corp. ............................    2,543,200
   30,000    St. Paul Cos., Inc. (The) ...........................    1,113,000
                                                                     ----------
                                                                      3,656,200
                                                                     ----------
             INTERNET SERVICES-- 0.03%
   13,313    Quovadx, Inc. .......................................       64,834
                                                                     ----------

             MANUFACTURING -- 0.12%
   10,000    General Electric Co. ................................      286,700
                                                                     ----------

             MEDIA -- 1.38%
  470,400    UnitedGlobalCom, Inc. ...............................    3,396,288
                                                                     ----------

                               THE ARBITRAGE FUND
                 Schedule of Securities Sold Short (Continued)
                          November 30, 2003 (Unaudited)
================================================================================
   SHARES    COMMON STOCKS -- 21.10% (Continued)                       VALUE
--------------------------------------------------------------------------------
             METAL FABRICATE -- 1.07%
   64,500    Precision Castparts Corp. ...........................  $ 2,613,540
                                                                     ----------

             OIL AND GAS -- 0.88%
   75,000    Patterson-UTI Energy, Inc. ..........................    2,154,750
                                                                     ----------

             PHARMACEUTICALS -- 2.71%
   20,000    Bristol-Myers Squibb Co. ............................      527,000
  187,300    Caremark Rx, Inc. ...................................    5,000,910
   18,700    Teva Pharmaceutical Industries Ltd. .................    1,126,411
                                                                     ----------
                                                                      6,654,321
                                                                     ----------
             SAVINGS AND LOANS -- 1.47%
   13,400    First Place Financial Corp. .........................      247,632
   13,367    MAF Bancorp, Inc. ...................................      586,945
   30,000    Seacoast Financial Services Corp. ...................      823,500
   50,100    Sovereign Bancorp, Inc. .............................    1,135,266
   21,175    Sterling Financial Corp. ............................      711,692
    2,000    Webster Financial Corp. .............................       91,700
                                                                     ----------
                                                                      3,596,735
                                                                     ----------
             SEMICONDUCTORS -- 0.83%
  849,100    Bookham Technology PLC - ADR(a) .....................    2,029,349
                                                                     ----------

             TRANSPORTATION -- 1.29%
  103,500    Yellow Corp. ........................................    3,163,995
                                                                     ----------

             TOTAL SECURITIES SOLD SHORT (Proceeds $48,136,265)... $ 51,737,358
                                                                   ============


See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                          November 30, 2003 (Unaudited)
================================================================================
   OPTION                                                            VALUE OF
  CONTRACTS  WRITTEN CALL OPTIONS                                    OPTIONS
--------------------------------------------------------------------------------
             Anthem, Inc.,
      200     12/20/03 at $65 .....................................  $  145,000
      500     12/20/03 at $70 .....................................     138,750
      100     01/17/04 at $70 .....................................      36,000
             Bank of America Corp.,
      700     12/20/03 at $75 .....................................      64,750
      200     01/17/04 at $75 .....................................      33,500
             Boise Cascade Corp.,
       50     12/20/03 at $30 .....................................       2,750
             Caremark Rx, Inc.,
      200     12/20/03 at $25 .....................................      38,500
             Celestica, Inc.,
      925     12/20/03 at $15 .....................................      62,438
      550     12/20/03 at $17.5 ...................................       5,500
             chinadotcom corp.,
      600     12/20/03 at $7.5 ....................................      75,000
      813     12/20/03 at $10 .....................................      10,162
             Concord EFS, Inc.,
      200     12/20/03 at $11 .....................................      18,500
      100     12/20/03 at $12.5 ...................................       3,000
      500     12/20/03 at $15 .....................................       2,500
      500     12/20/03 at $16 .....................................       2,500
             Conexant Systems, Inc.,
      815     12/20/03 at $5 ......................................      26,487
             Dana Corp.,
      645     12/20/03 at $15 .....................................      83,850
             EMC Corp.,
    2,350     12/20/03 at $13 .....................................     211,500
    1,050     12/20/03 at $14 .....................................      23,625
             General Motors Corp. - Class H,
      300     12/20/03 at $15 .....................................      49,500
             John Hancock Financial Services, Inc.,
      200     12/20/03 at $35 .....................................      37,500
             Leucadia National Corp.,
       50     01/17/04 at $35 .....................................      37,250
       50     01/17/04 at $40 .....................................      14,000
             Lockheed Martin Corp.,
      300     12/20/03 at $45 .....................................      46,500
      680     12/20/03 at $50 .....................................       6,800
             Manulife Financial Corp.,
      490     12/20/03 at $30 .....................................      90,650
             National City Corp.,
      200     01/17/04 at $32.5 ...................................      29,500

                               THE ARBITRAGE FUND
                  Schedule of Open Options Written (Continued)
                          November 30, 2003 (Unaudited)
================================================================================
   OPTION                                                             VALUE OF
  CONTRACTS  WRITTEN CALL OPTIONS (Continued)                          OPTIONS
--------------------------------------------------------------------------------
             NCO Group, Inc.,
       50     12/20/03 at $22.5 ...................................    $  5,125
       50     01/17/04 at $22.5 ...................................       7,875
      100     01/17/04 at $25 .....................................       4,250
             Plato Learning, Inc.,
       10     12/20/03 at $10 .....................................         425
             PNC Financial Services Group,
      200     12/20/03 at $55 .....................................      13,500
             Rainbow Technologies, Inc.,
      300     12/20/03 at $12.5 ...................................      10,500
      100     01/17/04 at $12.5 ...................................       5,500
             R.R. Donnelley & Sons Co.,
      350     12/20/03 at $25 .....................................     105,875
             SafeNet, Inc.,
      150     12/20/03 at $30 .....................................      53,250
    1,688     12/20/03 at $35 .....................................     101,280
      100     12/20/03 at $40 .....................................       1,250
             Savient Pharmaceuticals, Inc.,
       10     12/20/03 at $5 ......................................         175
             SkillSoft PLC,
       50     12/20/03 at $7.5 ....................................       2,875
             Sovereign Bancorp, Inc.,
      100     12/20/03 at $22.5 ...................................       8,750
       50     12/20/03 at $25 .....................................       1,125
      300     01/17/04 at $25 .....................................      12,750
             St. Paul Cos., Inc. (The),
       50     01/17/04 at $35 .....................................      12,375
             Teva Pharmaceutical Industries Ltd.,
      200     12/20/03 at $55 .....................................     111,000
      200     12/20/03 at $60 .....................................      35,000
      100     01/17/04 at $55 .....................................      60,000
             Time Warner Telecom, Inc.,
      155     12/20/03 at $10 .....................................      12,013
             TiVo, Inc.,
      100     12/20/03 at $7.5 ....................................      10,500
      110     12/20/03 at $10 .....................................       1,375
             UnionBanCal Corp.,
      200     12/20/03 at $55 .....................................      39,000
       70     01/17/04 at $55 .....................................      17,325
             UnitedGlobalCom, Inc. - Class A
      203     12/20/03 at $7.5 ....................................       4,568

                               THE ARBITRAGE FUND
                  Schedule of Open Options Written (Continued)
                          November 30, 2003 (Unaudited)
================================================================================
   OPTION                                                           VALUE OF
  CONTRACTS  WRITTEN CALL OPTIONS (Continued)                        OPTIONS
--------------------------------------------------------------------------------
             UnitedHealthGroup, Inc.,
      100     12/20/03 at $50 .....................................  $   42,000
      350     12/20/03 at $52.5 ...................................      74,375
      100     12/20/03 at $55 .....................................       6,750
      100     01/17/04 at $52.5 ...................................      28,500
             Webster Financial Corp.,
      150     12/20/03 at $45 .....................................      18,375
       90     01/17/04 at $45 .....................................      14,625
             Yellow Corp.,
      350     12/20/03 at $30 .....................................      43,750
      100     12/20/03 at $35 .....................................       1,250
                                                                     ----------

             TOTAL WRITTEN CALL OPTIONS ..........................  $ 2,163,298
                                                                     ----------

================================================================================
   OPTION                                                             VALUE OF
  CONTRACTS  WRITTEN PUT OPTIONS                                       OPTIONS
--------------------------------------------------------------------------------
             Concord EFS, Inc.,
      200     12/20/03 at $10 .....................................    $  4,500
             General Motors Corp. - Class H,
      300     12/20/03 at $15 .....................................       1,500
             Lockheed Martin Corp.,
      100     12/20/03 at $45 .....................................       6,000
      100     12/20/03 at $50 .....................................      40,500
                                                                     ----------

             TOTAL WRITTEN PUT OPTIONS.............................    $ 52,500
                                                                     ----------

             TOTAL OPEN OPTIONS WRITTEN (Premiums
              Received $2,210,570).................................  $2,215,798
                                                                     ==========


See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                       Notes to the Financial Statements
                         November 30, 2003 (Unaudited)
================================================================================
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Arbitrage Funds (the "Trust") was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The one series presently authorized is The Arbitrage Fund (the "Fund"), a non-diversified series. Class R shares and Class I shares commenced operations on September 17, 2000 and October 17, 2003, respectively.

The investment objective of the Fund is to achieve capital growth by engaging in merger arbitrage.

The Fund offers two classes of shares: Class R and Class I. The two classes, which represent interests in the same portfolio of investments and have the same rights, differ primarily in the expenses to which they are subject and required investment minimums. Class R shares are subject to an annual distribution fee of up to .25% of the Fund's average daily net assets allocable to Class R shares, whereas Class I shares are not subject to any distribution fees.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust.

REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with certain banks or non-bank dealers. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

                               THE ARBITRAGE FUND
                 Notes to the Financial Statements (Continued)
                          November 30, 2003 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of each class are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. Share purchases prior to October 1, 2003 are not subject to the redemption fee. For the six months ended November 30, 2003, proceeds from redemption fees total $1,608 in Class R and $990 in Class I.

INVESTMENT INCOME - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Fund. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales.

The tax character of distributions paid during the year ended May 31, 2003 was ordinary income. There were no distributions during the six months ended November 30, 2003.

ALLOCATION BETWEEN CLASSES - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate shares of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

SECURITY TRANSACTIONS - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

SHORT POSITIONS - The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets

                               THE ARBITRAGE FUND
                 Notes to the Financial Statements (Continued)
                          November 30, 2003 (Unaudited)
================================================================================
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

SHORT POSITIONS (continued) - consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

OPTION TRANSACTIONS - The Fund writes (sells) covered call options to hedge portfolio investments. Put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security).

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

                               THE ARBITRAGE FUND
                 Notes to the Financial Statements (Continued)
                          November 30, 2003 (Unaudited)
================================================================================
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

FEDERAL INCOME TAX (continued) - The following information is computed on a tax basis for each item as of November 30, 2003:

--------------------------------------------------------------------------------
Cost of portfolio investments (including securities sold short
 and written options)                                            $  188,124,343
                                                                 ==============
Gross unrealized appreciation                                    $   15,768,688
Gross unrealized depreciation                                       ( 7,283,035)
                                                                 --------------
Net unrealized appreciation                                      $    8,485,653
Other ordinary income                                              ( 10,407,983)
Undistributed short-term capital gains                                2,138,328
                                                                 --------------
Total distributable earnings                                     $   21,031,964
                                                                 ==============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to the tax deferral of losses on wash sales.

2. INVESTMENT  TRANSACTIONS

During the six months ended November 30, 2003, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, U.S. government securities, options and short positions, amounted to $339,758,636 and $238,023,081, respectively.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Water Island Capital, LLC (the "Adviser") under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 1.50% of the Fund's average daily net assets.

Until August 31, 2012, the Adviser has contractually agreed to waive its advisory fee and/or reimburse the Fund's other expenses to the extent that total operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of 1.95% of the Fund's average daily net assets allocable to Class R shares and 1.70% of the Fund's average daily net assets allocable to Class I shares. Accordingly, for the six months ended November 30, 2003, the Adviser waived $97,323 of its advisory fee and reimbursed the Fund for $14,316 and $5,829 of Class R and Class I expenses, respectively.

                               THE ARBITRAGE FUND
                 Notes to the Financial Statements (Continued)
                          November 30, 2003 (Unaudited)
================================================================================

3.  TRANSACTIONS  WITH  AFFILIATES  (Continued)

INVESTMENT  ADVISORY  AGREEMENT (continued)
Any waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup fees waived or expenses reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of each class, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the end of the fiscal year during which such amount was waived or reimbursed. As of November 30, 2003, the Adviser may in the future recoup from the Fund fees waived and expenses reimbursed totaling $654,405, of which $117,468 expires May 31, 2007, $266,412 expires May 31, 2006,
$151,171 expires May 31, 2005 and $119,354 expires May 31, 2004.

The President of the Trust is an officer of the Adviser.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus Fund Solutions, LLC ("Ultimus") supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For the performance of these administrative services, Ultimus receives a monthly fee at an annual rate of .15% of the Fund's average daily net assets up to $50 million; .125% of such assets from $50 million to $100 million; .10% of such assets from $100 million to $250 million; .075% of such assets from $250 to $500 million; and .05% of such assets in excess of $500 million, subject to a minimum fee of $2,000 per month. Certain officers of the Trust are also officers of Ultimus.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement between the Trust and Ultimus, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund a monthly fee at an annual rate of $20 per account, subject to a minimum fee of $1,500 per month for each class of shares. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

                               THE ARBITRAGE FUND
                 Notes to the Financial Statements (Continued)
                          November 30, 2003 (Unaudited)
================================================================================
3. TRANSACTIONS WITH AFFILIATES (Continued)

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement between the Trust and Ultimus, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives from the Fund a monthly fee of $3,500, plus an asset based fee equal to .01% of the Fund's average daily net assets up to $500 million and .005% of such assets in excess of $500 million. Additionally, on a monthly basis, Ultimus receives $5 per trade for trades in excess of two hundred. In addition, the Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC (the "Distributor"), the Distributor serves as principal underwriter and national distributor for the shares of the Fund. The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commissions or sales loads for providing services to the Fund.

DISTRIBUTION PLAN
The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for Class R shares, which permits Class R to pay for expenses incurred in the distribution and promotion of Class R shares. Under the Plan, Class R may pay compensation to any broker-dealer with whom the Distributor or the Fund on behalf of Class R shares has entered into a contract to distribute Class R shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed .25% annually of the average daily net assets allocable to Class R shares. During the six months ended November 30, 2003, the Fund paid Class R distribution expenses of $227,605 pursuant to the Plan.

4.  OPTIONS CONTRACTS

A summary of option contracts written during the six months ended November 30, 2003 is as follows:

--------------------------------------------------------------------------------
                                                     OPTION          OPTION
                                                    CONTRACT        PREMIUMS
--------------------------------------------------------------------------------
Options outstanding at beginning of period........    11,404      $   915,294
Options written...................................   119,808       11,459,373
Options closed....................................  ( 23,801)     ( 2,886,376)
Options exercised.................................  ( 37,810)     ( 3,613,849)
Options expired...................................  ( 49,297)     ( 3,663,872)
                                                 -----------      -----------
Options outstanding at end of period                  20,304      $ 2,210,570
                                                 ===========      ===========
--------------------------------------------------------------------------------

                               THE ARBITRAGE FUND
                 Notes to the Financial Statements (Continued)
                          November 30, 2003 (Unaudited)
================================================================================
5.  CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital transactions for the periods shown:

--------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED             YEAR
                                                 NOVEMBER 30,         ENDED
                                                     2003             MAY 31,
                                                 (UNAUDITED)           2003
--------------------------------------------------------------------------------
CLASS R
Shares sold .............................         10,581,634        11,593,800
Shares issued in reinvestment
 of distributions .......................               --              42,674
Shares redeemed .........................         (5,773,632)       (2,002,360)
                                                 -----------        ----------
Net increase in shares outstanding ......          4,808,002         9,634,114
Shares outstanding at beginning of period         10,644,961         1,010,847
                                                 -----------        ----------
Shares outstanding at end of period .....         15,452,963        10,644,961
                                                 ===========        ==========


CLASS I
Shares sold .............................          3,292,491              --
Shares redeemed .........................            (39,430)             --
                                                 -----------        ----------
Net increase in shares outstanding ......          3,253,061              --
Shares outstanding at beginning of period               --                --
                                                 -----------        ----------
Shares outstanding at end of period .....          3,253,061              --
                                                 ===========        ==========

                               THE ARBITRAGE FUND
                 Notes to the Financial Statements (Continued)
                          November 30, 2003 (Unaudited)
================================================================================
6.  FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investment from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

                                 [LOGO OMITTED]

                               THE ARBITRAGE FUND
                         A series of The Arbitrage Funds


                       Adviser  WATER ISLAND CAPITAL, LLC
                                650 Fifth Avenue, 6th Floor
                                New York, NY  10019

                   Distributor  ULTIMUS FUND DISTRIBUTORS, LLC
                                135 Merchant Street, Suite 230
                                Cincinnati, OH 45246

                Transfer Agent  ULTIMUS FUND SOLUTIONS, LLC
                                135 Merchant Street, Suite 230
                                Cincinnati, OH 45246

                     Custodian  MELLON BANK, N.A.
                                One Mellon Bank Center
                                Pittsburgh, PA 15258







A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.


Not required


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.


Not required


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not required


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 301-2(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable


(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto


Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Arbitrage Funds
              ------------------------------------------------------------------




By (Signature and Title)*   /s/ John S. Orrico
                          ------------------------------------------
                           John S. Orrico, President and Treasurer


Date    February 2, 2004
     -----------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*   /s/ John S. Orrico
                          ------------------------------------------
                           John S. Orrico, President and Treasurer


Date    February 2, 2004
     -----------------------------------


* Print the name and title of each signing officer under his or her signature.